Game operation cost	6 Months Ended
Jun. 30, 2022
Game operation cost
Game operation cost

9.Game operation cost

Game operation cost consists mainly of employee benefits expenses. The following table summarizes game operation cost for the three and six months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(3,135)	(1,247)	(1,609)	(711)
Technical support services	(3,462)	(2,548)	(1,701)	(855)
	(6,597)	(3,795)	(3,310)	(1,566)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and servers’ support cost.